SCHEDULE OF ACCOUNTS RECEIVABLE, NET OF ALLOWANCE (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables, gross	$ 4,119	$ 7,587		$ 2,322
Allowance for accounts receivables	(1,204)	(1,298)		(177)
Accounts receivable, net of allowance	2,915	6,289		2,145
Real Estate Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables, gross	1,056	1,094		1,442
Allowance for accounts receivables	(338)	(338)		(35)
Healthcare Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables, gross	3,063	6,493	[1]	880	[1]
Allowance for accounts receivables	$ (866)	$ (960)	[1]	$ (142)	[1]

[1]	At December 31, 2022, our accounts receivable included $1.9 million from the Employee Retention Tax Credit (ERTC).